CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited)	January 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.0%
COMMUNICATION SERVICES - 8.4%
Entertainment - 1.8%
Walt Disney Co.	190,000	$31,952,300	*

Interactive Media & Services - 2.6%
Alphabet Inc., Class C Shares	18,000	33,043,320	*
Facebook Inc., Class A Shares	50,000	12,916,500	*

Total Interactive Media & Services		45,959,820

Media - 2.5%
Comcast Corp., Class A Shares	400,000	19,828,000
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	600,000	24,252,000	*

Total Media		44,080,000

Wireless Telecommunication Services - 1.5%
T-Mobile US Inc.	220,000	27,737,600	*

TOTAL COMMUNICATION SERVICES		149,729,720

CONSUMER DISCRETIONARY - 12.9%
Automobiles - 1.4%
General Motors Co.	500,000	25,340,000

Hotels, Restaurants & Leisure - 5.1%
Carnival Corp.	1,400,000	26,138,000
Darden Restaurants Inc.	150,000	17,533,500
Melco Resorts & Entertainment Ltd., ADR	1,400,000	22,386,000
MGM Resorts International	900,000	25,704,000

Total Hotels, Restaurants & Leisure		91,761,500

Household Durables - 3.2%
Sony Corp., ADR	380,000	36,369,800
Toll Brothers Inc.	400,000	20,440,000

Total Household Durables		56,809,800

Internet & Direct Marketing Retail - 0.9%
Amazon.com Inc.	5,000	16,031,000	*

Specialty Retail - 2.3%
TJX Cos. Inc.	365,000	23,374,600
Ulta Beauty Inc.	65,000	18,184,400	*

Total Specialty Retail		41,559,000

TOTAL CONSUMER DISCRETIONARY		231,501,300

CONSUMER STAPLES - 1.4%
Beverages - 1.4%
Constellation Brands Inc., Class A Shares	120,000	25,311,600

See Notes to Schedule of Investments.

ClearBridge Value Trust 2021 Quarterly Report	1

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
ENERGY - 8.1%
Oil, Gas & Consumable Fuels - 8.1%
Energy Transfer LP	4,000,000	$25,080,000
EQT Corp.	2,800,000	45,668,000
Pioneer Natural Resources Co.	400,000	48,360,000
TOTAL SE, ADR	600,000	25,248,000

TOTAL ENERGY		144,356,000

FINANCIALS - 22.8%
Banks - 6.8%
Bank of America Corp.	1,800,000	53,370,000
Citigroup Inc.	500,000	28,995,000
Wells Fargo & Co.	1,300,000	38,844,000

Total Banks		121,209,000

Capital Markets - 4.5%
Charles Schwab Corp.	675,000	34,789,500
Goldman Sachs Group Inc.	165,000	44,743,050

Total Capital Markets		79,532,550

Consumer Finance - 4.3%
OneMain Holdings Inc.	800,000	37,248,000
Synchrony Financial	1,200,000	40,380,000

Total Consumer Finance		77,628,000

Diversified Financial Services - 3.4%
East Resources Acquisition Co.	1,000,000	10,970,000	*
Equitable Holdings Inc.	2,000,000	49,560,000

Total Diversified Financial Services		60,530,000

Insurance - 3.8%
American International Group Inc.	1,300,000	48,672,000
Hartford Financial Services Group Inc.	400,000	19,208,000

Total Insurance		67,880,000

TOTAL FINANCIALS		406,779,550

HEALTH CARE - 12.9%
Biotechnology - 6.3%
AbbVie Inc.	500,000	51,240,000
Amgen Inc.	40,000	9,657,200
Biogen Inc.	20,000	5,652,200	*
BioMarin Pharmaceutical Inc.	225,000	18,625,500	*
Gilead Sciences Inc.	430,000	28,208,000

Total Biotechnology		113,382,900

Health Care Equipment & Supplies - 1.6%
Medtronic PLC	250,000	27,832,500

See Notes to Schedule of Investments.

2	ClearBridge Value Trust 2021 Quarterly Report

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
Health Care Providers & Services - 3.6%
CVS Health Corp.	450,000	$32,242,500
UnitedHealth Group Inc.	95,000	31,690,100

Total Health Care Providers & Services		63,932,600

Pharmaceuticals - 1.4%
Eli Lilly & Co.	120,000	24,956,400

TOTAL HEALTH CARE		230,104,400

INDUSTRIALS - 12.7%
Aerospace & Defense - 2.8%
Curtiss-Wright Corp.	150,000	15,568,500
Northrop Grumman Corp.	50,000	14,330,500
Spirit AeroSystems Holdings Inc., Class A Shares	600,000	20,322,000

Total Aerospace & Defense		50,221,000

Air Freight & Logistics - 1.3%
FedEx Corp.	100,000	23,534,000

Airlines - 1.2%
Delta Air Lines Inc.	106,614	4,047,067
Southwest Airlines Co.	400,000	17,576,000

Total Airlines		21,623,067

Electrical Equipment - 0.6%
Eaton Corp. PLC	100,000	11,770,000

Industrial Conglomerates - 2.1%
General Electric Co.	3,500,000	37,380,000

Machinery - 2.8%
KION Group AG	333,333	28,866,829	(a)
Oshkosh Corp.	225,000	20,607,750

Total Machinery		49,474,579

Road & Rail - 1.1%
Uber Technologies Inc.	400,000	20,372,000	*

Trading Companies & Distributors - 0.8%
MSC Industrial Direct Co. Inc., Class A Shares	175,000	13,574,750

TOTAL INDUSTRIALS		227,949,396

INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 1.7%
Arista Networks Inc.	100,000	30,756,000	*

IT Services - 2.7%
DXC Technology Co.	1,700,000	47,940,000

See Notes to Schedule of Investments.

ClearBridge Value Trust 2021 Quarterly Report	3

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY		SHARES	VALUE
Semiconductors & Semiconductor Equipment - 4.4%
Micron Technology Inc.		400,000	$31,308,000	*
NXP Semiconductors NV		125,000	20,058,750
ON Semiconductor Corp.		800,000	27,592,000	*

Total Semiconductors & Semiconductor Equipment			78,958,750

Software - 2.0%
Oracle Corp.		575,000	34,747,250

TOTAL INFORMATION TECHNOLOGY			192,402,000

MATERIALS - 3.3%
Metals & Mining - 3.3%
Freeport-McMoRan Inc.		1,500,000	40,365,000
Newmont Corp.		300,000	17,880,000

TOTAL MATERIALS			58,245,000

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Kimco Realty Corp.		600,000	9,906,000

Real Estate Management & Development - 1.0%
Howard Hughes Corp.		200,000	17,234,000	*

TOTAL REAL ESTATE			27,140,000

UTILITIES - 3.2%
Independent Power and Renewable Electricity Producers - 3.2%
AES Corp.		1,400,000	34,146,000
Vistra Corp.		1,200,000	23,964,000

TOTAL UTILITIES			58,110,000

TOTAL COMMON STOCKS (Cost - $1,371,807,339)			1,751,628,966

	RATE
PREFERRED STOCKS - 1.6%
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 1.6%
Volkswagen AG (Cost - $26,499,001)	4.860%	150,000	28,521,959	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,398,306,340)			1,780,150,925

SHORT-TERM INVESTMENTS - 1.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	14,347,486	14,347,486
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	3,586,871	3,586,871	(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $17,934,357)			17,934,357

TOTAL INVESTMENTS - 100.6% (Cost - $1,416,240,697)			1,798,085,282
Liabilities in Excess of Other Assets - (0.6)%			(11,006,438)

TOTAL NET ASSETS - 100.0%			$1,787,078,844

See Notes to Schedule of Investments.

4	ClearBridge Value Trust 2021 Quarterly Report

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2021

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2021, the total market value of investments in Affiliated Companies was $3,586,871 and the cost was $3,586,871 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Value Trust 2021 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Value Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Industrials	$199,082,567	$28,866,829	—	$227,949,396
Other Common Stocks	1,523,679,570	—	—	1,523,679,570
Preferred Stocks	—	28,521,959	—	28,521,959

Total Long-Term Investments	1,722,762,137	57,388,788	—	1,780,150,925

Short-Term Investments†	17,934,357	—	—	17,934,357

Total Investments	$1,740,696,494	$57,388,788	—	$1,798,085,282

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2021. The following transactions were effected in such company for the period ended January 31, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$450,717	$17,577,961	17,577,961	$14,441,807	14,441,807	—	$34	—	$3,586,871

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